Employee benefits - Net defined benefit obligations - Funded status (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,097	€ 3,199	€ 2,337	€ 2,771
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,471	3,740	2,812	€ 3,229
Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	419	571	549
Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,052	3,169	€ 2,262
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	28	10
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	401	550
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	401
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	709	855
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	710	856
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	18
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	691
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2	16
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2	16
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,753	1,720
French part-time for seniors plans | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,753	1,720
French part-time for seniors plans | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,753
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	605	598
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	605	€ 598
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 605